Segmental Reporting (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025
Disclosure Of Operating Segments Line Items
Revenue		$ 165,990		$ 116,117	$ 322,477		$ 225,875
Tax benefits		43,701		18,861	86,807		38,972
Total revenues and income		209,691		134,978	409,284		264,847
Segment adjusted EBITDA		176,701		106,939	347,640		250,249
Reconciliations of unallocated amounts:
Headquarter costs	[1]	(16,441)		(11,257)	(33,398)		(22,958)
Intersegment profit				21	9		127
Gains from projects disposals		(17,003)	[2]	363	(28,905)	[2]	55,336
Depreciation and amortization and share-based compensation		(52,325)		(38,512)	(108,148)		(74,011)
Operating profit		90,932		57,554	177,198		208,743
Finance income		11,264		1,471	20,260		8,166
Finance expenses		(60,371)		(52,083)	(104,554)		(82,286)
Share in the losses of equity accounted investees		(428)		(418)	(1,421)		(1,645)
Profit before income taxes		41,397		6,524	91,483		132,978
Others
Disclosure Of Operating Segments Line Items
Revenue		702		217	1,093		1,046
Tax benefits		0		0	0		0
Total revenues and income		702		217	1,093		1,046
Segment adjusted EBITDA		(946)		998	(1,400)		1,079
Total reportable segments
Disclosure Of Operating Segments Line Items
Revenue		165,288		115,900	321,384		224,829
Tax benefits		43,701		18,861	86,807		38,972
Total revenues and income		208,989		134,761	408,191		263,801
Segment adjusted EBITDA		177,647		105,941	349,040		249,170
Total reportable segments | MENA
Disclosure Of Operating Segments Line Items
Revenue		76,869		52,770	141,371		95,637
Tax benefits		0		0	0		0
Total revenues and income		76,869		52,770	141,371		95,637
Segment adjusted EBITDA		66,703		39,014	125,478		107,031
Total reportable segments | Europe
Disclosure Of Operating Segments Line Items
Revenue		52,259		47,800	113,320		99,184
Tax benefits		0		0	0		0
Total revenues and income		52,259		47,800	113,320		99,184
Segment adjusted EBITDA		38,900		37,563	85,484		82,226
Total reportable segments | USA
Disclosure Of Operating Segments Line Items
Revenue		36,160		15,330	66,693		30,008
Tax benefits		43,701		18,861	86,807		38,972
Total revenues and income		79,861		34,191	153,500		68,980
Segment adjusted EBITDA		$ 72,044		$ 29,364	$ 138,078		$ 59,913

[1]	Including general and administrative and development expenses (excluding depreciation and amortization and share based compensation).
[2]	Reconciliation between EBITDA and operating profit reflecting the realization of revaluation gains from an asset revalued in 2025.